Schedule of Finance income (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Income from deposits	₪ 2,700	₪ 5,301	₪ 844
Interest in respect of loan from related party		74
Exchange differences	47	508	7,326
Total finance income	₪ 2,747	₪ 5,883	₪ 8,170